Other Assets - Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment of land leased from ILA	$ 12,790	$ 13,020
Right-of-use (ROU) assets	$ 5,422	$ 2,729
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Intangible assets and deferred costs, net	$ 47,334	$ 6,766
Severance pay fund	1,190	1,211
Other	157	397
Other assets	$ 66,893	$ 24,123